Freight Tax and Other Tax Expense (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Other Liabilities [Table Text Block]
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Nine Months Ended September 30
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	2,067	2,099
Changes for positions taken in prior years	2,114	1,852
Decreases related to statute of limitations	—	(93)
Balance of unrecognized tax benefits as at September 30	36,240	29,912